Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data
Selected Quarterly Financial Data

	Quarter
Year 2014	First	Second	Third	Fourth	Total
	(Dollars in Thousands Except Per Share Amounts)
	(Unaudited)
Revenues	$229,225	$254,234	$242,012	$243,213	$968,684
Operating gross margin	$28,863	$43,485	$45,066	$36,768	$154,182
Operating income	$19,770	$37,497	$35,239	$27,714	$120,220
Net income (loss) attributable to controlling interest	$(12,549)	$15,681	$12,566	$7,753	$23,451
Basic earnings per share — net income (loss)	$(0.10)	$0.13	$0.10	$0.06	$0.19
Diluted earnings per share — net income (loss)	$(0.10)	$0.13	$0.10	$0.06	$0.19
	Quarter
Year 2013	First	Second	Third	Fourth	Total
	(Dollars in Thousands Except Per Share Amounts)
	(Unaudited)
Revenues	$167,135	$225,954	$237,762	$243,321	$874,172
Operating gross margin (1)	$20,877	$50,273	$48,733	$48,564	$168,447
Operating income	$9,180	$28,587	$35,589	$28,516	$101,872
Net income attributable to controlling interest	$592	$8,281	$7,970	$10,172	$27,015
Basic earnings per share — net income	$—	$0.07	$0.07	$0.08	$0.23
Diluted earnings per share — net income	$—	$0.07	$0.07	$0.08	$0.22

1)
Expenses related to our U.S. (Lower 48) Drilling segment were found to be incorrectly included in our general and administrative expense during the first through third quarters of 2013. These expenses have been appropriately reclassified to be included as part of the segment operating expenses, therefore our operating gross margin for each of the first three quarters of 2013 will not agree to the respective 10-Q reports for 2013 only.